Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

Note 9 – Commitments and Contingencies

1.	As of December 31, 2020, the Company recorded a pledge on its short-term deposit in favor of its bank in the amount of approximately $113 thousand to secure the Company’s commitments to the bank, including a bank guarantee in favor Mintz K. Construction Company, the lessor of the Company's headquarters, totaling $54 thousands as of December 31, 2020.
2.	The Company enters into contracts in the ordinary course of business with Contract Research Organizations for clinical trials and clinical supply manufacturing and with vendors for non-clinical research studies and other services and products for operating purposes, which generally provide for termination upon 30 to 90 days’ notice or less, and therefore are cancelable contracts and not considered as commitment or purchase obligations.
3.	For information regarding the Company's leases commitments, see note 5.

Note 9 – Commitments and Contingencies (Cont.)

4.	Other than as described above, the Company did not have any material commitments, including any anticipated material acquisition of plant and equipment or interests in other companies, as of December 31, 2020 and 2019.